BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks maturity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 15,689,532		$ 15,648,606
Repayments of borrowings, classified as financing activities	10,496,891		9,921,582	$ 5,874,833
Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	10,619,033		9,139,834
Obligations granted by foreign banks | No more than twelve months after the reporting period
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	7,428,943		3,813,504
Obligations granted by foreign banks | More than twelve months after the reporting period
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 3,190,090		$ 5,326,330
Obligations granted by foreign banks - Barclays Bank PLC
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Repayments of borrowings, classified as financing activities		$ 50,000
Obligations granted by foreign banks - Bank of America
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Repayments of borrowings, classified as financing activities		$ 150,000